Taxes Payable	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Taxes Payable
13.
Taxes Payable

Taxes payable consisted of the following:

	As of December 31,
	2021	2022
	(US$ thousand)
Individual income tax withholding	$2,118	$1,260
VAT payable	299	525
Other taxes payable	17	78
Corporate income taxes payable	1	4
	$2,435	$1,867